Leases	6 Months Ended
Jun. 30, 2021
Leases
Leases

NOTE 18: LEASES

Time charter-out, bareboat charter-out contracts and pooling arrangements

The Company’s contract revenues from time chartering-out, bareboat chartering-out and pooling arrangements are governed by ASC 842. For further analysis, refer to Note 2—Summary of significant Accounting Policies.

Bareboat charter-in contract

The Company has performed an assessment considering the lease classification criteria under ASC 842 for the vessels Baghdad and Erbil (see Note 13) and concluded that the arrangements are operating leases. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a corresponding operating lease asset at an amount equal to the operating lease liability. The agreement includes optional periods, which are not recognized as part of the operating lease asset and the operating lease liability.

Based on management estimates and market conditions, the lease term of this lease is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. As of the date of delivery of the two newbuilding Japanese VLCC vessels, Baghdad and Erbil, on October 28, 2020 and February 17, 2021, respectively, Navios Acquisitions’ incremental borrowing rate was approximately 6%.

As of June 30, 2021 and December 31, 2020, the balance of the lease liability amounted to $128,321 and $65,511, respectively, and is presented under “Operating lease liability, current and non-current portion” in the condensed consolidated balance sheets. Operating lease asset amounted to $128,511 and $65,544 as of June 30, 2021 and December 31, 2020, respectively, and is presented under “Operating lease assets” in the condensed consolidated balance sheets.

The Company recognizes in relation to the operating lease for the charter-in agreement the charter-in hire expense in the condensed consolidated statements of operations on a straight-line basis over the lease term. For the three and six month periods ended June 30, 2021, the charter hire expense amounted to $4,076 and $7,054, respectively compared to $0 for each of the three and six month periods ended June 30, 2020 and is included in the condensed consolidated statements of operations under the caption “Time charter and voyage expenses”.

The table below provides the total amount of lease payments on an undiscounted basis on Company’s bareboat chartered-in contracts as of June 30, 2021:

Period	Charter-in vessel in Operation
June 30, 2022	$15,988
June 30, 2023	15,988
June 30, 2024	16,030
June 30, 2025	15,988
June 30, 2026	15,988
June 30, 2027 and thereafter	99,295
Total	$179,277
Operating lease liabilities, including current portion	$128,321
Discount based on incremental borrowing rate	$50,956

Bareboat charter-out contract

Subsequently to the charter-in agreement, the Company entered into charter-out agreements for a firm charter period of 10-years for the operating vessels. The agreement includes an optional period of 5 years. The Company performed also an assessment of the lease classification under the ASC 842 and concluded that the arrangements are an operating lease.

The Company recognizes in relation to the operating leases for the charter-out agreements the charter-out hire income in the condensed consolidated statements of operations on a straight-line basis. For the three and six month periods ended June 30, 2021, the charter hire income (net of commissions, if any) amounted to $5,243 and $9,075, respectively compared to $0 for each of the three and six month periods ended June 30, 2020 and is included in the condensed consolidated statements of operations under “Revenue”.

Time charter-out / Bareboat charter-out:

The future minimum contractual lease income (time charter-out / bareboat charter-out rates are presented net of commissions) as of June 30, 2021 is as follows:

Period	Amount
December 31, 2021 (6 months period ended)	$ 93,623
December 31, 2022	87,055
December 31, 2023	65,850
December 31, 2024	60,529
December 31, 2025	45,888
December 31, 2026 and thereafter	108,756
Total minimum lease revenue, net of commissions	$461,701

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.